Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
HCML Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2018	11,264,120	1.77	6.29	43,158
Granted	10,606,260	4.69
Exercised	(2,107,080)	1.40
Cancelled	(1,208,450)	4.30
Outstanding at December 31, 2018	18,554,850	3.31	7.35	15,158
Granted	2,315,000	3.18
Exercised	(329,000)	0.61
Cancelled	(1,012,110)	4.61
Expired	(96,180)	4.65
Outstanding at December 31, 2019	19,432,560	3.27	6.67	18,668
Granted	15,437,080	3.71
Exercised	(480,780)	0.96
Cancelled	(4,486,200)	3.85
Expired	(741,670)	4.62
Outstanding at December 31, 2020	29,160,990	3.40	7.21	35,654
Vested and exercisable at December 31, 2019	10,139,170	2.39	4.89	16,654
Vested and exercisable at December 31, 2020	11,529,280	2.73	4.57	21,864

Schedule of fair value of share options granted

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value of share options (in £ per share)	1.40	1.07	1.67
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	3.71	3.18	4.69
Share price at effective date of grant (in £ per share)	3.71	3.07	4.66
Expected volatility (note (a))	42.6%	38.4%	37.6%
Risk-free interest rate (note (b))	0.59%	0.56%	1.46%
Contractual life of share options (in years)	10	10	10
Expected dividend yield (note (c))	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	For share options exercisable into ordinary shares, the risk-free interest rates reference the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £. For share options exercisable into ADS, the risk-free interest rates reference the U.S. Treasury yield curves because the Company's ADS are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Schedule of share option exercises

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Cash received from share option exercises	593	251	3,868
Total intrinsic value of share option exercises	2,475	1,189	9,394

Schedule of share-based compensation expenses

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development expenses	4,061	6,634	7,280
Selling and administrative expenses	4,586	539	623
Cost of goods	90	—	—
	8,737	7,173	7,903

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
August 6, 2018	0.1	2018-2019	note (a)
December 14, 2018	1.5	2019	note (a)
August 5, 2019	0.7	2019	note (a)
October 10, 2019	0.1	note (b)	note (b)
April 20, 2020	5.3	2019	note (d)
April 20, 2020	37.4	2020	note (a)
April 20, 2020	1.9	note (b)	note (b)
April 20, 2020	0.2	note (c)	note (c)
August 12, 2020	2.1	2020	note (a)
August 12, 2020	0.3	note (b)	note (b)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.
(d)	This award does not stipulate performance targets and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2018	559,775	1,957
Purchased	795,005	5,451
Vested	(233,750)	(731)
As at December 31, 2018	1,121,030	6,677
Purchased	60,430	346
Vested	(240,150)	(944)
As at December 31, 2019	941,310	6,079
Purchased	3,281,920	12,904
Vested	(712,555)	(4,828)
As at December 31, 2020	3,510,675	14,155

Schedule of share-based compensation expenses

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development expenses	7,252	2,640	1,000
Selling and administrative expenses	3,552	1,779	1,227
Cost of goods	101	—	—
	10,905	4,419	2,227
Recorded with a corresponding credit to:
Liability	7,778	2,694	764
Additional paid-in capital	3,127	1,725	1,463
	10,905	4,419	2,227